Employee benefits - Changes in the defined benefit obligation and actuarial assumptions (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined benefit obligation and significant assumptions
Defined benefit obligation at beginning of the year	$ 38,151	$ 18,153
Net period cost charged to profit or loss:
Current service cost	8,449	8,214
Interest cost on benefit obligation	2,630	1,872
Remeasurement losses in other comprehensive income:
Actuarial changes arising from changes in assumptions	2,651	10,192
Payments made	(1,254)	(225)
Defined benefit obligation at end of the year	$ 50,627	$ 38,206
Discount rate	7.04%	7.18%	9.91%
Expected rate of salary increases	5.50%	5.50%	5.65%
Annual increase in minimum salary	4.00%	4.00%	4.15%
Employee profit-sharing (Note 15c)	$ 337,467	$ 296,829
Employee profit sharing
Remeasurement losses in other comprehensive income:
Employee profit-sharing (Note 15c)	$ 14,417	$ 24,097